Santander Group - Banco Popular Acquisition (Details) - EUR (€) € in Millions	Jun. 07, 2017	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	Sep. 08, 2017	Dec. 31, 2016
Fair values of the identifiable assets acquired and liabilities assumed at date of combination
Fidelity Bonds, market value		€ 598	€ 565		€ 525	€ 686
Banco Popular Espanol, S.A.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Fair values of the identifiable assets acquired and liabilities assumed at date of combination
Cash and balances with central banks	€ 1,861
Financial assets available-for-sale	18,974
Deposits from credit institutions	2,971
Loans and receivables - Loans and advances to customers	82,057						€ 315
Investments	1,815
Intangible assets	133
Tax assets	3,945
Non-current assets held for sale	6,531
Other assets	6,259
Total assets	124,546
Deposits from central banks	28,845
Deposits from credit institutions	14,094
Customer deposits	62,270
Marketable debt securities and other financial liabilities	12,919
Provisions	1,816
Other liabilities	4,850
Total liabilities	124,794
Net asset value	(248)						306
Goodwill recognised as of acquisition date	248						€ 375
Provisional fair value adjustments for loans and receivables	3,239
Provisional fair value adjustments for foreclosed assets	3,806
Provisional fair value adjustments for intangible assets	2,469
Provisional fair value adjustments for deferred tax assets	1,711
Expected cost	680
Fidelity Bonds, market value	€ 535

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).